FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05459

                          Templeton Global Income Fund
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


Item 1. Schedule of Investments.



Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................    3

Notes to Statement of Investments ........................................    8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS 85.2%
  ARGENTINA 4.1%
  Government of Argentina,
 b,c FRN, 5.475%, 8/03/12 ..............................................................         45,600,000         $    32,809,200
   d GDP Linked Security, 12/15/35 .....................................................         30,370,000   EUR         6,140,325
   d GDP Linked Security, 12/15/35 .....................................................         63,200,000               9,972,960
                                                                                                                    ----------------
                                                                                                                         48,922,489
                                                                                                                    ----------------
  AUSTRALIA 3.4%
  New South Wales Treasury Corp., 8.00%, 3/01/08 .......................................         16,000,000   AUD        13,414,248
  Queensland Treasury Corp., 07G, 8.00%, 9/14/07 .......................................         33,100,000   AUD        27,545,103
                                                                                                                    ----------------
                                                                                                                         40,959,351
                                                                                                                    ----------------
  BRAZIL 5.7%
  Nota Do Tesouro Nacional,
     9.762%, 1/01/10 ...................................................................              7,500 e BRL         3,869,590
     9.762%, 1/01/12 ...................................................................             59,200 e BRL        30,582,603
     9.762%, 1/01/14 ...................................................................             15,000 e BRL         7,771,419
     10.00%, 1/01/17 ...................................................................             20,500 e BRL        10,654,374
   f Index Linked, 6.00%, 11/15/09 .....................................................              8,700 e BRL         7,300,883
   f Index Linked, 6.00%, 5/15/15 ......................................................              9,400 e BRL         7,963,288
                                                                                                                    ----------------
                                                                                                                         68,142,157
                                                                                                                    ----------------
  CANADA 6.6%
  Government of Canada, 7.25%, 6/1/07 ..................................................          9,300,000   CAD         8,701,347
  Province of Alberta, 5.00%, 12/16/08 .................................................         28,530,000   CAD        26,849,645
  Province of British Columbia, 6.00%, 6/09/08 .........................................          7,000,000   CAD         6,643,189
  Province of Manitoba, 6.375%, 9/01/15 ................................................         14,800,000   NZD        10,187,829
  Province of Ontario,
     6.125%, 9/12/07 ...................................................................         15,840,000   CAD        14,897,573
     3.875%, 3/08/08 ...................................................................          6,800,000   CAD         6,337,335
     6.25%, 6/16/15 ....................................................................          8,460,000   NZD         5,769,132
                                                                                                                    ----------------
                                                                                                                         79,386,050
                                                                                                                    ----------------
  GERMANY 4.6%
  KfW Bankengruppe,
   b FRN, 0.456%, 8/08/11 ..............................................................      3,800,000,000   JPY        31,243,181
     senior note, 8.25%, 9/20/07 .......................................................      1,509,000,000   ISK        24,059,466
                                                                                                                    ----------------
                                                                                                                         55,302,647
                                                                                                                    ----------------
  INDONESIA 9.0%
  Government of Indonesia,
     13.15%, 3/15/10 ...................................................................     21,330,000,000   IDR         2,720,560
     15.425%, 9/15/10 ..................................................................      4,800,000,000   IDR           656,568
     13.15%, 1/15/12 ...................................................................     33,200,000,000   IDR         4,429,713
     14.25%, 6/15/13 ...................................................................     84,050,000,000   IDR        12,045,231
     14.275%, 12/15/13 .................................................................    126,836,000,000   IDR        18,428,370
     11.00%, 10/15/14 ..................................................................     55,000,000,000   IDR         7,047,128
     9.50%, 6/15/15 ....................................................................     33,050,000,000   IDR         3,933,277
     10.75%, 5/15/16 ...................................................................     82,245,000,000   IDR        10,505,409
     11.50%, 9/15/19 ...................................................................     23,000,000,000   IDR         3,027,801
     11.00%, 11/15/20 ..................................................................    359,100,000,000   IDR        45,883,895
                                                                                                                    ----------------
                                                                                                                        108,677,952
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 3

Templeton Global Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  IRAQ 1.1%
g Government of Iraq, Reg S, 5.80%, 1/15/28 ............................................         20,050,000         $    12,832,000
                                                                                                                    ----------------
  MALAYSIA 4.5%
  Government of Malaysia,
     8.60%, 12/01/07 ...................................................................         14,085,000   MYR         4,251,368
     3.135%, 12/17/07 ..................................................................          2,925,000   MYR           859,638
     3.546%, 1/11/08 ...................................................................         11,230,000   MYR         3,309,025
     3.569%, 2/14/08 ...................................................................         11,990,000   MYR         3,536,847
     7.60%, 3/15/08 ....................................................................          1,540,000   MYR           468,525
     3.17%, 5/15/08 ....................................................................         47,720,000   MYR        14,020,427
     6.45%, 7/01/08 ....................................................................          7,910,000   MYR         2,402,933
     4.305%, 2/27/09 ...................................................................         75,200,000   MYR        22,467,795
     7.00%, 3/15/09 ....................................................................          9,960,000   MYR         3,118,563
                                                                                                                    ----------------
                                                                                                                         54,435,121
                                                                                                                    ----------------
  MEXICO 2.4%
  Government of Mexico,
     8.00%, 12/17/15 ...................................................................            305,000 h MXN         2,917,198
     10.00%, 12/05/24 ..................................................................          2,207,000 h MXN        25,481,272
                                                                                                                    ----------------
                                                                                                                         28,398,470
                                                                                                                    ----------------
  NEW ZEALAND 1.1%
  Government of New Zealand, 6.00%, 11/15/11 ...........................................         18,273,000   NZD        13,002,326
                                                                                                                    ----------------
  PERU 3.7%
  Government of Peru,
     7.84%, 8/12/20 ....................................................................         47,200,000   PEN        17,637,153
     Series 7, 8.60%, 8/12/17 ..........................................................         61,545,000   PEN        23,685,211
  Peru Bond Soberano, 9.91%, 5/05/15 ...................................................          6,500,000   PEN         2,618,984
                                                                                                                    ----------------
                                                                                                                         43,941,348
                                                                                                                    ----------------
  PHILIPPINES 0.1%
g Government of the Philippines, Reg S, 9.125%, 2/22/10 ................................            770,000   EUR         1,145,723
                                                                                                                    ----------------
  POLAND 4.5%
  Government of Poland,
     6.00%, 5/24/09 ....................................................................         57,500,000   PLN        20,772,828
     5.75%, 9/23/22 ....................................................................         90,500,000   PLN        33,168,150
                                                                                                                    ----------------
                                                                                                                         53,940,978
                                                                                                                    ----------------
  SINGAPORE 1.6%
  Government of Singapore,
     2.625%, 10/01/07 ..................................................................          5,950,000   SGD         3,897,997
     1.50%, 4/01/08 ....................................................................          2,400,000   SGD         1,561,625
     5.625%, 7/01/08 ...................................................................         20,110,000   SGD        13,632,748
                                                                                                                    ----------------
                                                                                                                         19,092,370
                                                                                                                    ----------------
  SLOVAK REPUBLIC 1.7%
  Government of Slovakia,
     4.80%, 4/14/09 ....................................................................        298,100,000   SKK        11,957,210
     7.50%, 3/13/12 ....................................................................         84,000,000   SKK         3,774,628
     4.90%, 2/11/14 ....................................................................         53,300,000   SKK         2,172,742
     5.30%, 5/12/19 ....................................................................         50,200,000   SKK         2,124,491
                                                                                                                    ----------------
                                                                                                                         20,029,071
                                                                                                                    ----------------


4 | Quarterly Statement of Investments

Templeton Global Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  BONDS (CONTINUED)
  SOUTH KOREA 9.3%
  Government of Korea, 5.77%, 10/09/07 .................................................     39,640,000,000   KRW   $    42,818,549
  Korea Treasury Note,
     4.75%, 3/12/08 ....................................................................      8,075,000,000   KRW         8,674,417
     4.25%, 9/10/08 ....................................................................     56,200,550,000   KRW        59,910,787
                                                                                                                    ----------------
                                                                                                                        111,403,753
                                                                                                                    ----------------
i SUPRANATIONAL 7.9%
j European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09 ..........        125,000,000   PLN        44,599,117
  European Investment Bank,
     2.125%, 9/20/07 ...................................................................      1,600,000,000   JPY        13,204,325
   b senior note, FRN, 0.508%, 9/21/11 .................................................      2,000,000,000   JPY        16,437,338
  Inter-American Development Bank,
     6.00%, 12/15/17 ...................................................................          6,000,000   NZD         4,020,894
     senior note, 7.50%, 12/05/24 ......................................................        185,000,000   MXN        17,318,080
                                                                                                                    ----------------
                                                                                                                         95,579,754
                                                                                                                    ----------------
  SWEDEN 9.0%
  Government of Sweden,
     8.00%, 8/15/07 ....................................................................        554,665,000   SEK        80,844,352
     6.50%, 5/05/08 ....................................................................        184,600,000   SEK        27,331,931
                                                                                                                    ----------------
                                                                                                                        108,176,283
                                                                                                                    ----------------
  THAILAND 1.7%
  Bank of Thailand Bond,
     5.00%, 1/12/08 ....................................................................        187,040,000   THB         5,462,950
     5.50%, 8/10/08 ....................................................................        308,990,000   THB         9,164,651
  Government of Thailand,
     4.125%, 2/12/08 ...................................................................        178,700,000   THB         5,195,341
     8.50%, 12/08/08 ...................................................................         31,000,000   THB           965,156
                                                                                                                    ----------------
                                                                                                                         20,788,098
                                                                                                                    ----------------
  UNITED STATES 3.2%
  FNMA,
     2.125%, 10/09/07 ..................................................................      4,020,000,000   JPY        33,205,266
     1.75%, 3/26/08 ....................................................................        660,000,000   JPY         5,467,349
                                                                                                                    ----------------
                                                                                                                         38,672,615
                                                                                                                    ----------------
TOTAL BONDS (COST $919,899,379) ........................................................                              1,022,828,552
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 5

Templeton Global Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 13.1%
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 13.0%
  EGYPT 2.8%
k Egypt Certificate of Deposit, 9/12/07 ................................................          8,000,000   EGP   $     1,377,524
k Egypt Treasury Bills, 6/19/07 - 1/22/08 ..............................................        192,075,000   EGP        32,890,750
                                                                                                                    ----------------
                                                                                                                         34,268,274
                                                                                                                    ----------------
  MALAYSIA 3.4%
k Malaysia Treasury Bills, 11/01/07 - 2/28/08 ..........................................        141,950,000   MYR        40,941,463
                                                                                                                    ----------------
  NORWAY 5.0%
k Norway Treasury Bills, 9/19/07 - 3/19/08 .............................................        370,255,000   NOK        60,014,826
                                                                                                                    ----------------
  SWEDEN 0.4%
k Sweden Treasury Bill, 12/19/07 .......................................................         31,580,000   SEK         4,477,938
                                                                                                                    ----------------
  THAILAND 1.4%
k Thailand Treasury Bills, 12/06/07 - 1/10/08 ..........................................        584,590,000   THB        16,616,989
                                                                                                                    ----------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $151,489,577) ...................                                156,319,490
                                                                                                                    ----------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $1,071,388,955) .....................                              1,179,148,042
                                                                                                                    ----------------
                                                                                           ----------------
                                                                                                SHARES
                                                                                           ----------------
  MONEY MARKET FUND (COST $1,260,639) 0.1%
  UNITED STATES
l Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .................          1,260,639               1,260,639
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $152,750,216) .....................................                                157,580,129
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,072,649,594) 98.3% ........................................                              1,180,408,681
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0% m .............................                                     25,469
  OTHER ASSETS, LESS LIABILITIES 1.7% ..................................................                                 20,837,112
                                                                                                                    ----------------
  NET ASSETS 100.0% ....................................................................                            $ 1,201,271,262
                                                                                                                    ================


6 | Quarterly Statement of Investments

Templeton Global Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS

AUD  - Australian Dollar
BRL  - Brazilian Real
CAD  - Canadian Dollar
EGP  - Egyptian Pound
EUR  - Euro
IDR  - Indonesian Rupiah
ISK  - Iceland Krona
JPY  - Japanese Yen
KRW  - South Korean Won
MXN  - Mexican Peso
MYR  - Malaysian Ringgit
NOK  - Norwegian Krone
NZD  - New Zealand Dollar
PEN  - Peruvian Nuevo Sol
PLN  - Polish Zloty
SEK  - Swedish Krona
SGD  - Singapore Dollar
SKK  - Slovak Koruna
THB  - Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

FNMA - Federal National Mortgage Association
FRN  - Floating Rate Note
GDP  - Gross Domestic Product

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

e Principal amount is stated in 1,000 Brazilian Real Units.

f Redemption price at maturity is adjusted for inflation.

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $13,977,723, representing 1.16% of net assets.

h Principal amount is stated in 100 Mexican Peso Units.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j Security purchased on a when-issued or delayed delivery basis.

k The security is traded on a discount basis with no stated coupon rate.

l The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

m Rounds to less than 0.1% of net assets.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


8 | Quarterly Statement of Investments

Templeton Global Income Fund

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................      $1,088,849,053
                                                          ---------------

Unrealized appreciation ............................      $  101,279,432
Unrealized depreciation ............................          (9,719,804)
                                                          ---------------
Net unrealized appreciation (depreciation) .........      $   91,559,628
                                                          ===============

4. FORWARD EXCHANGE CONTRACTS

At May 31, 2007, the Fund had the following forward exchange contracts outstanding:

---------------------------------------------------------------------------------------------------------------------
                                                               CONTRACT        SETTLEMENT   UNREALIZED   UNREALIZED
                                                               AMOUNT a          DATE          GAIN         LOSS
---------------------------------------------------------------------------------------------------------------------
  CONTRACTS TO BUY
    345,000,000   Japanese Yen .........................       3,077,060         6/27/07    $       --   $  (231,934)
  1,350,000,000   Japanese Yen .........................      11,677,322         7/17/07            --      (513,826)
    223,340,000   Japanese Yen .........................       2,000,000         9/04/07            --      (141,708)
    225,000,000   Indian Rupee .........................       7,285,514 NZD     9/21/07       207,449
    560,000,000   Iceland Krona ........................       7,488,633        10/09/07     1,335,995            --
    422,775,000   Indian Rupee .........................      14,035,769 NZD    10/29/07       133,345            --
    125,000,000   Indian Rupee .........................       4,212,016 NZD    10/29/07            --        (5,817)
    285,000,000   Indian Rupee .........................       9,773,663 NZD    10/30/07            --      (137,309)
  1,950,000,000   Japanese Yen .........................      16,746,822        11/09/07            --      (388,874)
  1,508,082,050   Japanese Yen .........................      12,931,717        11/13/07            --      (274,591)
    543,250,000   Japanese Yen .........................       4,793,439        12/05/07            --      (221,711)
      5,394,000   Romania Leu-New ......................       1,579,132 EUR    12/27/07        76,645            --
  1,056,356,000   Kazakhstan Tenge .....................       8,680,000         1/16/08            --       (23,552)
  1,946,000,000   Kazakhstan Tenge .....................      16,000,000         1/18/08            --       (53,697)
    128,800,000   Japanese Yen .........................       1,121,639         1/22/08            --       (31,481)


                                          Quarterly Statement of Investments | 9

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                               CONTRACT        SETTLEMENT   UNREALIZED   UNREALIZED
                                                               AMOUNT a           DATE         GAIN         LOSS
---------------------------------------------------------------------------------------------------------------------
  CONTRACTS TO SELL
     16,563,648   New Zealand Dollar ...................     495,418,717 INR     7/27/07    $   78,876   $        --
     52,217,395   Mexican Peso .........................   2,562,829,758 CLP     8/16/07        33,946            --
     36,225,716   Mexican Peso .........................   1,767,670,025 CLP     8/20/07         4,719            --
     29,507,162   Mexican Peso .........................   1,414,986,459 CLP     9/12/07            --       (39,698)
     11,063,812   Mexican Peso .........................     527,411,931 CLP     9/14/07            --       (20,734)
      2,470,410   Euro .................................     371,846,113 JPY    12/06/07            --      (213,915)
     30,997,821   Mexican Peso .........................     124,614,340 INR     1/22/08       186,789            --
     65,279,583   Mexican Peso .........................     258,415,756 INR     2/28/08       291,304            --
     65,781,104   Mexican Peso .........................     261,052,311 INR     3/03/08       309,006            --
     50,000,000   Mexican Peso .........................     188,725,000 INR     5/21/08            --        (3,668)
     70,037,979   Mexican Peso .........................     760,290,277 KZT     5/27/08            --      (145,267)
     60,216,771   Mexican Peso .........................     646,270,473 KZT     5/29/08            --      (184,823)
                                                                                            -------------------------
           UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ........................    $2,658,074   $(2,632,605)
                                                                                            -------------------------
             NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS .........................                 $    25,469
                                                                                                         ============

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP - Chilean Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
NZD - New Zealand Dollar

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007